Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income (Loss)

29. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Defined Benefit Pension Plan	Foreign Currency Translation Adjustment	Private Equity Instruments	Total
As at December 31, 2016	(13)	908	15	910
Other Comprehensive Income (Loss), Before Tax	12	(275)	(1)	(264)
Income Tax	(3)	-	-	(3)
As at December 31, 2017	(4)	633	14	643
Other Comprehensive Income (Loss), Before Tax	(5)	397	1	393
Income Tax	2	-	-	2
As at December 31, 2018	(7)	1,030	15	1,038